Business Segments	12 Months Ended
Dec. 31, 2015
Business Segments
BUSINESS SEGMENTS

The disclosures in this note apply to all Registrants unless indicated otherwise.

AEP’s Reportable Segments

AEP’s primary business is the generation, transmission and distribution of electricity.  Within its Vertically Integrated Utilities segment, AEP centrally dispatches generation assets and manage its overall utility operations on an integrated basis because of the substantial impact of cost-based rates and regulatory oversight.  Intersegment sales and transfers are generally based on underlying contractual arrangements and agreements.

AEP’s reportable segments and their related business activities are outlined below:

Vertically Integrated Utilities

•	Generation, transmission and distribution of electricity for sale to retail and wholesale customers through assets owned and operated by AEGCo, APCo, I&M, KGPCo, KPCo, PSO, SWEPCo and WPCo.

Transmission and Distribution Utilities

•	Transmission and distribution of electricity for sale to retail and wholesale customers through assets owned and operated by OPCo, TCC and TNC.

•	OPCo purchases energy and capacity to serve SSO customers and provides transmission and distribution services for all connected load.

AEP Transmission Holdco

•
Development, construction and operation of transmission facilities through investments in AEP’s wholly-owned transmission only subsidiaries and transmission only joint ventures. These investments have PUCT-approved or FERC-approved returns on equity.

Generation & Marketing

•	Nonregulated generation in ERCOT and PJM.

•	Marketing, risk management and retail activities in ERCOT, PJM, SPP and MISO.

The remainder of AEP’s activities are presented as Corporate and Other. While not considered a reportable segment, Corporate and Other primarily includes the purchasing of receivables from certain AEP utility subsidiaries, Parent’s guarantee revenue received from affiliates, investment income, interest income and interest expense and other nonallocated costs. With the sale of AEPRO in November 2015, the activities related to the AEP River Operations segment have been moved to Corporate and Other for the periods presented. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.

The tables below present AEP’s reportable segment income statement information for the years ended December 31, 2015, 2014 and 2013 and reportable segment balance sheet information as of December 31, 2015 and 2014.  These amounts include certain estimates and allocations where necessary.

	Vertically Integrated Utilities	Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing	Corporate and Other(a)	Reconciling Adjustments		Consolidated
	(in millions)
2015
Revenues from:
External Customers	$9,069.9	$4,392.0	$100.6	$2,866.7	$24.0	$—		$16,453.2
Other Operating Segments	102.3	164.6	228.6	546.0	75.0	(1,116.5)		—
Total Revenues	$9,172.2	$4,556.6	$329.2	$3,412.7	$99.0	$(1,116.5)		$16,453.2

Depreciation and Amortization	$1,062.6	$686.2	$43.0	$201.4	$1.0	$15.5	(d)	2,009.7
Interest and Investment Income	4.6	6.1	0.2	2.8	9.5	(15.3)		7.9
Carrying Costs Income	11.8	11.8	(0.2)	—	—	0.1		23.5
Interest Expense	517.4	275.8	37.2	40.0	30.7	(27.2)	(d)	873.9
Income Tax Expense (Credit)	449.3	185.5	91.3	194.6	(1.1)	—		919.6

Income (Loss) from Continuing Operations	$900.2	$351.7	$192.7	$366.0	$(42.0)	$—		1,768.6
Income from Discontinued Operations, Net of Tax	—	—	—	—	283.7	—		283.7
Net Income	$900.2	$351.7	$192.7	$366.0	$241.7	$—		$2,052.3

Gross Property Additions	$2,222.3	$1,048.3	$1,121.3	$134.3	$4.9	$(17.8)		$4,513.3

Total Property, Plant and Equipment	$40,130.3	$13,840.5	$3,977.6	$7,461.3	$350.9	$(279.2)	(d)	$65,481.4
Accumulated Depreciation and Amortization	12,335.0	3,529.2	52.3	3,367.0	176.9	(112.2)	(d)	19,348.2
Total Property, Plant and Equipment – Net	$27,795.3	$10,311.3	$3,925.3	$4,094.3	$174.0	$(167.0)	(d)	$46,133.2

Total Assets	$35,792.3	$14,640.2	$5,012.1	$5,414.5	$21,907.4	$(21,083.4)	(d) (e)	$61,683.1

Investments in Equity Method Investees	31.9	0.9	630.8	0.1	56.8	—		720.5

Long-term Debt Due Within One Year:
Affiliated	$—	$—	$—	$—	$—	$—		$—
Non-Affiliated	935.4	824.7	—	71.6	0.1	—		1,831.8

Long-term Debt:
Affiliated	20.0	—	—	32.2	—	(52.2)		—
Non-Affiliated	9,833.0	4,776.8	1,648.4	639.5	843.2	—		17,740.9

Total Long-term Debt	$10,788.4	$5,601.5	$1,648.4	$743.3	$843.3	$(52.2)		$19,572.7

	Vertically Integrated Utilities		Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing		Corporate and Other(a)	Reconciling Adjustments		Consolidated
	(in millions)
2014
Revenues from:
External Customers	$9,396.8	(b)	$4,552.6	$73.9	$2,384.3	(b)	$22.2	$(51.2)	(c)	$16,378.6
Other Operating Segments	87.6	(b)	261.0	118.0	1,465.3	(b)	73.2	(2,005.1)		—
Total Revenues	$9,484.4		$4,813.6	$191.9	$3,849.6		$95.4	$(2,056.3)		$16,378.6

Depreciation and Amortization	$1,033.0		$657.8	$23.7	$226.8		$—	$(43.7)	(d)	$1,897.6
Interest and Investment Income	3.4		11.4	—	4.7		7.3	(19.4)		7.4
Carrying Costs Income	6.7		26.5	—	—		—	—		33.2
Interest Expense	525.5		279.9	23.5	45.3		25.5	(31.7)	(d)	868.0
Income Tax Expense	433.5		211.1	62.9	179.3		15.8	—		902.6

Income from Continuing Operations	$711.8		$354.6	$150.8	$367.4		$5.9	$—		$1,590.5
Income from Discontinued Operations, Net of Tax	—		—	—	—		47.5	—		47.5
Net Income	$711.8		$354.6	$150.8	$367.4		$53.4	$—		$1,638.0

Gross Property Additions	$2,054.7		$1,037.7	$948.3	$164.9		$17.2	$(28.0)		$4,194.8

Total Property, Plant and Equipment	$39,402.4		$13,023.8	$2,714.2	$8,394.3		$342.7	$(271.5)	(d)	$63,605.9
Accumulated Depreciation and Amortization	12,772.8		3,480.7	24.5	3,602.9		188.1	(98.2)	(d)	19,970.8
Total Property, Plant and Equipment – Net	$26,629.6		$9,543.1	$2,689.7	$4,791.4		$154.6	$(173.3)	(d)	$43,635.1

Assets from Discontinued Operations	$—		$—	$—	$—		$624.9	$—		$624.9
Total Assets	33,705.1		14,463.4	3,570.0	6,326.2		21,826.5	(20,346.6)	(d) (e)	59,544.6

Investments in Equity Method Investees	26.2		1.1	548.0	0.1		73.0	—		648.4

Long-term Debt Due Within One Year:
Affiliated	$111.0		$—	$—	$86.0		$—	$(197.0)		$—
Non-Affiliated	1,352.4		405.2	—	740.0		2.8	—		2,500.4

Long-term Debt:
Affiliated	20.0		—	—	32.2		—	(52.2)		—
Non-Affiliated	8,589.2		5,224.2	1,147.5	214.8		836.3	—		16,012.0

Total Long-term Debt	$10,072.6		$5,629.4	$1,147.5	$1,073.0		$839.1	$(249.2)		$18,512.4

Liabilities from Discontinued Operations	$—		$—	$—	$—		$434.8	$—		$434.8	(f)

	Vertically Integrated Utilities	Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing	Corporate and Other(a)	Reconciling Adjustments		Consolidated
	(in millions)
2013
Revenues from:
External Customers	$9,346.6	$4,279.1	$26.8	$1,208.0	$32.5	$(79.5)	(c)	$14,813.5
Other Operating Segments	645.9	199.3	50.9	2,457.2	56.3	(3,409.6)		—
Total Revenues	$9,992.5	$4,478.4	$77.7	$3,665.2	$88.8	$(3,489.1)		$14,813.5

Asset Impairments and Other Related Charges	$72.1	$—	$—	$154.3	$—	$—		$226.4
Depreciation and Amortization	941.5	591.3	10.1	236.1	0.3	(66.8)	(d)	1,712.5
Interest and Investment Income	7.2	1.6	—	2.1	68.8	(21.8)		57.9
Carrying Costs Income	13.8	16.3	0.1	—	—	—		30.2
Interest Expense	540.1	291.0	10.0	55.5	26.9	(33.5)	(d)	890.0
Income Tax Expense (Credit)	398.1	198.3	29.0	112.2	(59.9)	—		677.7

Income from Continuing Operations	$681.7	$357.8	$79.4	$227.9	$127.1	$—		$1,473.9
Income from Discontinued Operations, Net of Tax	—	—	—	—	10.3	—		10.3
Net Income	$681.7	$357.8	$79.4	$227.9	$137.4	$—		$1,484.2

Gross Property Additions	$1,822.0	$870.9	$842.6	$185.2	$9.1	$(81.4)		$3,648.4
Total Assets	32,745.5	14,127.3	2,241.5	6,424.0	20,312.9	(19,530.2)	(d) (e)	56,321.0

(a)
Corporate and Other primarily includes the purchasing of receivables from certain AEP utility subsidiaries. This segment also includes Parent’s guarantee revenue received from affiliates, investment income, interest income, interest expense and discontinued operations of AEPRO and other nonallocated costs.

(b)
Includes the impact of the corporate separation of OPCo’s generation assets and liabilities that took effect December 31, 2013, as well as the impact of the termination of the Interconnection Agreement effective January 1, 2014.

(c)	Reconciling Adjustments for External Customers primarily include eliminations as a result of corporate separation in Ohio.

(d)	Includes eliminations due to an intercompany capital lease.

(e)
Reconciling Adjustments for Total Assets primarily include the elimination of intercompany advances to affiliates and intercompany accounts receivable along with the elimination of AEP’s investments in subsidiary companies.

(f)	Amount includes debt related to AEPRO. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.

Registrant Subsidiaries’ Reportable Segments

The Registrant Subsidiaries each have one reportable segment, an integrated electricity generation, transmission and distribution business, except OPCo, an electricity transmission and distribution business starting in 2014.  The Registrant Subsidiaries’ other activities are insignificant.  The Registrant Subsidiaries’ operations are managed on an integrated basis because of the substantial impact of cost-based rates and regulatory oversight on the business process, cost structures and operating results.

Appalachian Power Co [Member]
Business Segments
BUSINESS SEGMENTS

The disclosures in this note apply to all Registrants unless indicated otherwise.

AEP’s Reportable Segments

AEP’s primary business is the generation, transmission and distribution of electricity.  Within its Vertically Integrated Utilities segment, AEP centrally dispatches generation assets and manage its overall utility operations on an integrated basis because of the substantial impact of cost-based rates and regulatory oversight.  Intersegment sales and transfers are generally based on underlying contractual arrangements and agreements.

AEP’s reportable segments and their related business activities are outlined below:

Vertically Integrated Utilities

•	Generation, transmission and distribution of electricity for sale to retail and wholesale customers through assets owned and operated by AEGCo, APCo, I&M, KGPCo, KPCo, PSO, SWEPCo and WPCo.

Transmission and Distribution Utilities

•	Transmission and distribution of electricity for sale to retail and wholesale customers through assets owned and operated by OPCo, TCC and TNC.

•	OPCo purchases energy and capacity to serve SSO customers and provides transmission and distribution services for all connected load.

AEP Transmission Holdco

•
Development, construction and operation of transmission facilities through investments in AEP’s wholly-owned transmission only subsidiaries and transmission only joint ventures. These investments have PUCT-approved or FERC-approved returns on equity.

Generation & Marketing

•	Nonregulated generation in ERCOT and PJM.

•	Marketing, risk management and retail activities in ERCOT, PJM, SPP and MISO.

The remainder of AEP’s activities are presented as Corporate and Other. While not considered a reportable segment, Corporate and Other primarily includes the purchasing of receivables from certain AEP utility subsidiaries, Parent’s guarantee revenue received from affiliates, investment income, interest income and interest expense and other nonallocated costs. With the sale of AEPRO in November 2015, the activities related to the AEP River Operations segment have been moved to Corporate and Other for the periods presented. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.

The tables below present AEP’s reportable segment income statement information for the years ended December 31, 2015, 2014 and 2013 and reportable segment balance sheet information as of December 31, 2015 and 2014.  These amounts include certain estimates and allocations where necessary.

	Vertically Integrated Utilities	Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing	Corporate and Other(a)	Reconciling Adjustments		Consolidated
	(in millions)
2015
Revenues from:
External Customers	$9,069.9	$4,392.0	$100.6	$2,866.7	$24.0	$—		$16,453.2
Other Operating Segments	102.3	164.6	228.6	546.0	75.0	(1,116.5)		—
Total Revenues	$9,172.2	$4,556.6	$329.2	$3,412.7	$99.0	$(1,116.5)		$16,453.2

Depreciation and Amortization	$1,062.6	$686.2	$43.0	$201.4	$1.0	$15.5	(d)	2,009.7
Interest and Investment Income	4.6	6.1	0.2	2.8	9.5	(15.3)		7.9
Carrying Costs Income	11.8	11.8	(0.2)	—	—	0.1		23.5
Interest Expense	517.4	275.8	37.2	40.0	30.7	(27.2)	(d)	873.9
Income Tax Expense (Credit)	449.3	185.5	91.3	194.6	(1.1)	—		919.6

Income (Loss) from Continuing Operations	$900.2	$351.7	$192.7	$366.0	$(42.0)	$—		1,768.6
Income from Discontinued Operations, Net of Tax	—	—	—	—	283.7	—		283.7
Net Income	$900.2	$351.7	$192.7	$366.0	$241.7	$—		$2,052.3

Gross Property Additions	$2,222.3	$1,048.3	$1,121.3	$134.3	$4.9	$(17.8)		$4,513.3

Total Property, Plant and Equipment	$40,130.3	$13,840.5	$3,977.6	$7,461.3	$350.9	$(279.2)	(d)	$65,481.4
Accumulated Depreciation and Amortization	12,335.0	3,529.2	52.3	3,367.0	176.9	(112.2)	(d)	19,348.2
Total Property, Plant and Equipment – Net	$27,795.3	$10,311.3	$3,925.3	$4,094.3	$174.0	$(167.0)	(d)	$46,133.2

Total Assets	$35,792.3	$14,640.2	$5,012.1	$5,414.5	$21,907.4	$(21,083.4)	(d) (e)	$61,683.1

Investments in Equity Method Investees	31.9	0.9	630.8	0.1	56.8	—		720.5

Long-term Debt Due Within One Year:
Affiliated	$—	$—	$—	$—	$—	$—		$—
Non-Affiliated	935.4	824.7	—	71.6	0.1	—		1,831.8

Long-term Debt:
Affiliated	20.0	—	—	32.2	—	(52.2)		—
Non-Affiliated	9,833.0	4,776.8	1,648.4	639.5	843.2	—		17,740.9

Total Long-term Debt	$10,788.4	$5,601.5	$1,648.4	$743.3	$843.3	$(52.2)		$19,572.7

	Vertically Integrated Utilities		Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing		Corporate and Other(a)	Reconciling Adjustments		Consolidated
	(in millions)
2014
Revenues from:
External Customers	$9,396.8	(b)	$4,552.6	$73.9	$2,384.3	(b)	$22.2	$(51.2)	(c)	$16,378.6
Other Operating Segments	87.6	(b)	261.0	118.0	1,465.3	(b)	73.2	(2,005.1)		—
Total Revenues	$9,484.4		$4,813.6	$191.9	$3,849.6		$95.4	$(2,056.3)		$16,378.6

Depreciation and Amortization	$1,033.0		$657.8	$23.7	$226.8		$—	$(43.7)	(d)	$1,897.6
Interest and Investment Income	3.4		11.4	—	4.7		7.3	(19.4)		7.4
Carrying Costs Income	6.7		26.5	—	—		—	—		33.2
Interest Expense	525.5		279.9	23.5	45.3		25.5	(31.7)	(d)	868.0
Income Tax Expense	433.5		211.1	62.9	179.3		15.8	—		902.6

Income from Continuing Operations	$711.8		$354.6	$150.8	$367.4		$5.9	$—		$1,590.5
Income from Discontinued Operations, Net of Tax	—		—	—	—		47.5	—		47.5
Net Income	$711.8		$354.6	$150.8	$367.4		$53.4	$—		$1,638.0

Gross Property Additions	$2,054.7		$1,037.7	$948.3	$164.9		$17.2	$(28.0)		$4,194.8

Total Property, Plant and Equipment	$39,402.4		$13,023.8	$2,714.2	$8,394.3		$342.7	$(271.5)	(d)	$63,605.9
Accumulated Depreciation and Amortization	12,772.8		3,480.7	24.5	3,602.9		188.1	(98.2)	(d)	19,970.8
Total Property, Plant and Equipment – Net	$26,629.6		$9,543.1	$2,689.7	$4,791.4		$154.6	$(173.3)	(d)	$43,635.1

Assets from Discontinued Operations	$—		$—	$—	$—		$624.9	$—		$624.9
Total Assets	33,705.1		14,463.4	3,570.0	6,326.2		21,826.5	(20,346.6)	(d) (e)	59,544.6

Investments in Equity Method Investees	26.2		1.1	548.0	0.1		73.0	—		648.4

Long-term Debt Due Within One Year:
Affiliated	$111.0		$—	$—	$86.0		$—	$(197.0)		$—
Non-Affiliated	1,352.4		405.2	—	740.0		2.8	—		2,500.4

Long-term Debt:
Affiliated	20.0		—	—	32.2		—	(52.2)		—
Non-Affiliated	8,589.2		5,224.2	1,147.5	214.8		836.3	—		16,012.0

Total Long-term Debt	$10,072.6		$5,629.4	$1,147.5	$1,073.0		$839.1	$(249.2)		$18,512.4

Liabilities from Discontinued Operations	$—		$—	$—	$—		$434.8	$—		$434.8	(f)

	Vertically Integrated Utilities	Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing	Corporate and Other(a)	Reconciling Adjustments		Consolidated
	(in millions)
2013
Revenues from:
External Customers	$9,346.6	$4,279.1	$26.8	$1,208.0	$32.5	$(79.5)	(c)	$14,813.5
Other Operating Segments	645.9	199.3	50.9	2,457.2	56.3	(3,409.6)		—
Total Revenues	$9,992.5	$4,478.4	$77.7	$3,665.2	$88.8	$(3,489.1)		$14,813.5

Asset Impairments and Other Related Charges	$72.1	$—	$—	$154.3	$—	$—		$226.4
Depreciation and Amortization	941.5	591.3	10.1	236.1	0.3	(66.8)	(d)	1,712.5
Interest and Investment Income	7.2	1.6	—	2.1	68.8	(21.8)		57.9
Carrying Costs Income	13.8	16.3	0.1	—	—	—		30.2
Interest Expense	540.1	291.0	10.0	55.5	26.9	(33.5)	(d)	890.0
Income Tax Expense (Credit)	398.1	198.3	29.0	112.2	(59.9)	—		677.7

Income from Continuing Operations	$681.7	$357.8	$79.4	$227.9	$127.1	$—		$1,473.9
Income from Discontinued Operations, Net of Tax	—	—	—	—	10.3	—		10.3
Net Income	$681.7	$357.8	$79.4	$227.9	$137.4	$—		$1,484.2

Gross Property Additions	$1,822.0	$870.9	$842.6	$185.2	$9.1	$(81.4)		$3,648.4
Total Assets	32,745.5	14,127.3	2,241.5	6,424.0	20,312.9	(19,530.2)	(d) (e)	56,321.0

(a)
Corporate and Other primarily includes the purchasing of receivables from certain AEP utility subsidiaries. This segment also includes Parent’s guarantee revenue received from affiliates, investment income, interest income, interest expense and discontinued operations of AEPRO and other nonallocated costs.

(b)
Includes the impact of the corporate separation of OPCo’s generation assets and liabilities that took effect December 31, 2013, as well as the impact of the termination of the Interconnection Agreement effective January 1, 2014.

(c)	Reconciling Adjustments for External Customers primarily include eliminations as a result of corporate separation in Ohio.

(d)	Includes eliminations due to an intercompany capital lease.

(e)
Reconciling Adjustments for Total Assets primarily include the elimination of intercompany advances to affiliates and intercompany accounts receivable along with the elimination of AEP’s investments in subsidiary companies.

(f)	Amount includes debt related to AEPRO. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.

Registrant Subsidiaries’ Reportable Segments

The Registrant Subsidiaries each have one reportable segment, an integrated electricity generation, transmission and distribution business, except OPCo, an electricity transmission and distribution business starting in 2014.  The Registrant Subsidiaries’ other activities are insignificant.  The Registrant Subsidiaries’ operations are managed on an integrated basis because of the substantial impact of cost-based rates and regulatory oversight on the business process, cost structures and operating results.

Indiana Michigan Power Co [Member]
Business Segments
BUSINESS SEGMENTS

The disclosures in this note apply to all Registrants unless indicated otherwise.

AEP’s Reportable Segments

AEP’s primary business is the generation, transmission and distribution of electricity.  Within its Vertically Integrated Utilities segment, AEP centrally dispatches generation assets and manage its overall utility operations on an integrated basis because of the substantial impact of cost-based rates and regulatory oversight.  Intersegment sales and transfers are generally based on underlying contractual arrangements and agreements.

AEP’s reportable segments and their related business activities are outlined below:

Vertically Integrated Utilities

•	Generation, transmission and distribution of electricity for sale to retail and wholesale customers through assets owned and operated by AEGCo, APCo, I&M, KGPCo, KPCo, PSO, SWEPCo and WPCo.

Transmission and Distribution Utilities

•	Transmission and distribution of electricity for sale to retail and wholesale customers through assets owned and operated by OPCo, TCC and TNC.

•	OPCo purchases energy and capacity to serve SSO customers and provides transmission and distribution services for all connected load.

AEP Transmission Holdco

•
Development, construction and operation of transmission facilities through investments in AEP’s wholly-owned transmission only subsidiaries and transmission only joint ventures. These investments have PUCT-approved or FERC-approved returns on equity.

Generation & Marketing

•	Nonregulated generation in ERCOT and PJM.

•	Marketing, risk management and retail activities in ERCOT, PJM, SPP and MISO.

The remainder of AEP’s activities are presented as Corporate and Other. While not considered a reportable segment, Corporate and Other primarily includes the purchasing of receivables from certain AEP utility subsidiaries, Parent’s guarantee revenue received from affiliates, investment income, interest income and interest expense and other nonallocated costs. With the sale of AEPRO in November 2015, the activities related to the AEP River Operations segment have been moved to Corporate and Other for the periods presented. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.

The tables below present AEP’s reportable segment income statement information for the years ended December 31, 2015, 2014 and 2013 and reportable segment balance sheet information as of December 31, 2015 and 2014.  These amounts include certain estimates and allocations where necessary.

	Vertically Integrated Utilities	Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing	Corporate and Other(a)	Reconciling Adjustments		Consolidated
	(in millions)
2015
Revenues from:
External Customers	$9,069.9	$4,392.0	$100.6	$2,866.7	$24.0	$—		$16,453.2
Other Operating Segments	102.3	164.6	228.6	546.0	75.0	(1,116.5)		—
Total Revenues	$9,172.2	$4,556.6	$329.2	$3,412.7	$99.0	$(1,116.5)		$16,453.2

Depreciation and Amortization	$1,062.6	$686.2	$43.0	$201.4	$1.0	$15.5	(d)	2,009.7
Interest and Investment Income	4.6	6.1	0.2	2.8	9.5	(15.3)		7.9
Carrying Costs Income	11.8	11.8	(0.2)	—	—	0.1		23.5
Interest Expense	517.4	275.8	37.2	40.0	30.7	(27.2)	(d)	873.9
Income Tax Expense (Credit)	449.3	185.5	91.3	194.6	(1.1)	—		919.6

Income (Loss) from Continuing Operations	$900.2	$351.7	$192.7	$366.0	$(42.0)	$—		1,768.6
Income from Discontinued Operations, Net of Tax	—	—	—	—	283.7	—		283.7
Net Income	$900.2	$351.7	$192.7	$366.0	$241.7	$—		$2,052.3

Gross Property Additions	$2,222.3	$1,048.3	$1,121.3	$134.3	$4.9	$(17.8)		$4,513.3

Total Property, Plant and Equipment	$40,130.3	$13,840.5	$3,977.6	$7,461.3	$350.9	$(279.2)	(d)	$65,481.4
Accumulated Depreciation and Amortization	12,335.0	3,529.2	52.3	3,367.0	176.9	(112.2)	(d)	19,348.2
Total Property, Plant and Equipment – Net	$27,795.3	$10,311.3	$3,925.3	$4,094.3	$174.0	$(167.0)	(d)	$46,133.2

Total Assets	$35,792.3	$14,640.2	$5,012.1	$5,414.5	$21,907.4	$(21,083.4)	(d) (e)	$61,683.1

Investments in Equity Method Investees	31.9	0.9	630.8	0.1	56.8	—		720.5

Long-term Debt Due Within One Year:
Affiliated	$—	$—	$—	$—	$—	$—		$—
Non-Affiliated	935.4	824.7	—	71.6	0.1	—		1,831.8

Long-term Debt:
Affiliated	20.0	—	—	32.2	—	(52.2)		—
Non-Affiliated	9,833.0	4,776.8	1,648.4	639.5	843.2	—		17,740.9

Total Long-term Debt	$10,788.4	$5,601.5	$1,648.4	$743.3	$843.3	$(52.2)		$19,572.7

	Vertically Integrated Utilities		Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing		Corporate and Other(a)	Reconciling Adjustments		Consolidated
	(in millions)
2014
Revenues from:
External Customers	$9,396.8	(b)	$4,552.6	$73.9	$2,384.3	(b)	$22.2	$(51.2)	(c)	$16,378.6
Other Operating Segments	87.6	(b)	261.0	118.0	1,465.3	(b)	73.2	(2,005.1)		—
Total Revenues	$9,484.4		$4,813.6	$191.9	$3,849.6		$95.4	$(2,056.3)		$16,378.6

Depreciation and Amortization	$1,033.0		$657.8	$23.7	$226.8		$—	$(43.7)	(d)	$1,897.6
Interest and Investment Income	3.4		11.4	—	4.7		7.3	(19.4)		7.4
Carrying Costs Income	6.7		26.5	—	—		—	—		33.2
Interest Expense	525.5		279.9	23.5	45.3		25.5	(31.7)	(d)	868.0
Income Tax Expense	433.5		211.1	62.9	179.3		15.8	—		902.6

Income from Continuing Operations	$711.8		$354.6	$150.8	$367.4		$5.9	$—		$1,590.5
Income from Discontinued Operations, Net of Tax	—		—	—	—		47.5	—		47.5
Net Income	$711.8		$354.6	$150.8	$367.4		$53.4	$—		$1,638.0

Gross Property Additions	$2,054.7		$1,037.7	$948.3	$164.9		$17.2	$(28.0)		$4,194.8

Total Property, Plant and Equipment	$39,402.4		$13,023.8	$2,714.2	$8,394.3		$342.7	$(271.5)	(d)	$63,605.9
Accumulated Depreciation and Amortization	12,772.8		3,480.7	24.5	3,602.9		188.1	(98.2)	(d)	19,970.8
Total Property, Plant and Equipment – Net	$26,629.6		$9,543.1	$2,689.7	$4,791.4		$154.6	$(173.3)	(d)	$43,635.1

Assets from Discontinued Operations	$—		$—	$—	$—		$624.9	$—		$624.9
Total Assets	33,705.1		14,463.4	3,570.0	6,326.2		21,826.5	(20,346.6)	(d) (e)	59,544.6

Investments in Equity Method Investees	26.2		1.1	548.0	0.1		73.0	—		648.4

Long-term Debt Due Within One Year:
Affiliated	$111.0		$—	$—	$86.0		$—	$(197.0)		$—
Non-Affiliated	1,352.4		405.2	—	740.0		2.8	—		2,500.4

Long-term Debt:
Affiliated	20.0		—	—	32.2		—	(52.2)		—
Non-Affiliated	8,589.2		5,224.2	1,147.5	214.8		836.3	—		16,012.0

Total Long-term Debt	$10,072.6		$5,629.4	$1,147.5	$1,073.0		$839.1	$(249.2)		$18,512.4

Liabilities from Discontinued Operations	$—		$—	$—	$—		$434.8	$—		$434.8	(f)

	Vertically Integrated Utilities	Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing	Corporate and Other(a)	Reconciling Adjustments		Consolidated
	(in millions)
2013
Revenues from:
External Customers	$9,346.6	$4,279.1	$26.8	$1,208.0	$32.5	$(79.5)	(c)	$14,813.5
Other Operating Segments	645.9	199.3	50.9	2,457.2	56.3	(3,409.6)		—
Total Revenues	$9,992.5	$4,478.4	$77.7	$3,665.2	$88.8	$(3,489.1)		$14,813.5

Asset Impairments and Other Related Charges	$72.1	$—	$—	$154.3	$—	$—		$226.4
Depreciation and Amortization	941.5	591.3	10.1	236.1	0.3	(66.8)	(d)	1,712.5
Interest and Investment Income	7.2	1.6	—	2.1	68.8	(21.8)		57.9
Carrying Costs Income	13.8	16.3	0.1	—	—	—		30.2
Interest Expense	540.1	291.0	10.0	55.5	26.9	(33.5)	(d)	890.0
Income Tax Expense (Credit)	398.1	198.3	29.0	112.2	(59.9)	—		677.7

Income from Continuing Operations	$681.7	$357.8	$79.4	$227.9	$127.1	$—		$1,473.9
Income from Discontinued Operations, Net of Tax	—	—	—	—	10.3	—		10.3
Net Income	$681.7	$357.8	$79.4	$227.9	$137.4	$—		$1,484.2

Gross Property Additions	$1,822.0	$870.9	$842.6	$185.2	$9.1	$(81.4)		$3,648.4
Total Assets	32,745.5	14,127.3	2,241.5	6,424.0	20,312.9	(19,530.2)	(d) (e)	56,321.0

(a)
Corporate and Other primarily includes the purchasing of receivables from certain AEP utility subsidiaries. This segment also includes Parent’s guarantee revenue received from affiliates, investment income, interest income, interest expense and discontinued operations of AEPRO and other nonallocated costs.

(b)
Includes the impact of the corporate separation of OPCo’s generation assets and liabilities that took effect December 31, 2013, as well as the impact of the termination of the Interconnection Agreement effective January 1, 2014.

(c)	Reconciling Adjustments for External Customers primarily include eliminations as a result of corporate separation in Ohio.

(d)	Includes eliminations due to an intercompany capital lease.

(e)
Reconciling Adjustments for Total Assets primarily include the elimination of intercompany advances to affiliates and intercompany accounts receivable along with the elimination of AEP’s investments in subsidiary companies.

(f)	Amount includes debt related to AEPRO. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.

Registrant Subsidiaries’ Reportable Segments

The Registrant Subsidiaries each have one reportable segment, an integrated electricity generation, transmission and distribution business, except OPCo, an electricity transmission and distribution business starting in 2014.  The Registrant Subsidiaries’ other activities are insignificant.  The Registrant Subsidiaries’ operations are managed on an integrated basis because of the substantial impact of cost-based rates and regulatory oversight on the business process, cost structures and operating results.

Ohio Power Co [Member]
Business Segments
BUSINESS SEGMENTS

The disclosures in this note apply to all Registrants unless indicated otherwise.

AEP’s Reportable Segments

AEP’s primary business is the generation, transmission and distribution of electricity.  Within its Vertically Integrated Utilities segment, AEP centrally dispatches generation assets and manage its overall utility operations on an integrated basis because of the substantial impact of cost-based rates and regulatory oversight.  Intersegment sales and transfers are generally based on underlying contractual arrangements and agreements.

AEP’s reportable segments and their related business activities are outlined below:

Vertically Integrated Utilities

•	Generation, transmission and distribution of electricity for sale to retail and wholesale customers through assets owned and operated by AEGCo, APCo, I&M, KGPCo, KPCo, PSO, SWEPCo and WPCo.

Transmission and Distribution Utilities

•	Transmission and distribution of electricity for sale to retail and wholesale customers through assets owned and operated by OPCo, TCC and TNC.

•	OPCo purchases energy and capacity to serve SSO customers and provides transmission and distribution services for all connected load.

AEP Transmission Holdco

•
Development, construction and operation of transmission facilities through investments in AEP’s wholly-owned transmission only subsidiaries and transmission only joint ventures. These investments have PUCT-approved or FERC-approved returns on equity.

Generation & Marketing

•	Nonregulated generation in ERCOT and PJM.

•	Marketing, risk management and retail activities in ERCOT, PJM, SPP and MISO.

The remainder of AEP’s activities are presented as Corporate and Other. While not considered a reportable segment, Corporate and Other primarily includes the purchasing of receivables from certain AEP utility subsidiaries, Parent’s guarantee revenue received from affiliates, investment income, interest income and interest expense and other nonallocated costs. With the sale of AEPRO in November 2015, the activities related to the AEP River Operations segment have been moved to Corporate and Other for the periods presented. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.

The tables below present AEP’s reportable segment income statement information for the years ended December 31, 2015, 2014 and 2013 and reportable segment balance sheet information as of December 31, 2015 and 2014.  These amounts include certain estimates and allocations where necessary.

	Vertically Integrated Utilities	Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing	Corporate and Other(a)	Reconciling Adjustments		Consolidated
	(in millions)
2015
Revenues from:
External Customers	$9,069.9	$4,392.0	$100.6	$2,866.7	$24.0	$—		$16,453.2
Other Operating Segments	102.3	164.6	228.6	546.0	75.0	(1,116.5)		—
Total Revenues	$9,172.2	$4,556.6	$329.2	$3,412.7	$99.0	$(1,116.5)		$16,453.2

Depreciation and Amortization	$1,062.6	$686.2	$43.0	$201.4	$1.0	$15.5	(d)	2,009.7
Interest and Investment Income	4.6	6.1	0.2	2.8	9.5	(15.3)		7.9
Carrying Costs Income	11.8	11.8	(0.2)	—	—	0.1		23.5
Interest Expense	517.4	275.8	37.2	40.0	30.7	(27.2)	(d)	873.9
Income Tax Expense (Credit)	449.3	185.5	91.3	194.6	(1.1)	—		919.6

Income (Loss) from Continuing Operations	$900.2	$351.7	$192.7	$366.0	$(42.0)	$—		1,768.6
Income from Discontinued Operations, Net of Tax	—	—	—	—	283.7	—		283.7
Net Income	$900.2	$351.7	$192.7	$366.0	$241.7	$—		$2,052.3

Gross Property Additions	$2,222.3	$1,048.3	$1,121.3	$134.3	$4.9	$(17.8)		$4,513.3

Total Property, Plant and Equipment	$40,130.3	$13,840.5	$3,977.6	$7,461.3	$350.9	$(279.2)	(d)	$65,481.4
Accumulated Depreciation and Amortization	12,335.0	3,529.2	52.3	3,367.0	176.9	(112.2)	(d)	19,348.2
Total Property, Plant and Equipment – Net	$27,795.3	$10,311.3	$3,925.3	$4,094.3	$174.0	$(167.0)	(d)	$46,133.2

Total Assets	$35,792.3	$14,640.2	$5,012.1	$5,414.5	$21,907.4	$(21,083.4)	(d) (e)	$61,683.1

Investments in Equity Method Investees	31.9	0.9	630.8	0.1	56.8	—		720.5

Long-term Debt Due Within One Year:
Affiliated	$—	$—	$—	$—	$—	$—		$—
Non-Affiliated	935.4	824.7	—	71.6	0.1	—		1,831.8

Long-term Debt:
Affiliated	20.0	—	—	32.2	—	(52.2)		—
Non-Affiliated	9,833.0	4,776.8	1,648.4	639.5	843.2	—		17,740.9

Total Long-term Debt	$10,788.4	$5,601.5	$1,648.4	$743.3	$843.3	$(52.2)		$19,572.7

	Vertically Integrated Utilities		Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing		Corporate and Other(a)	Reconciling Adjustments		Consolidated
	(in millions)
2014
Revenues from:
External Customers	$9,396.8	(b)	$4,552.6	$73.9	$2,384.3	(b)	$22.2	$(51.2)	(c)	$16,378.6
Other Operating Segments	87.6	(b)	261.0	118.0	1,465.3	(b)	73.2	(2,005.1)		—
Total Revenues	$9,484.4		$4,813.6	$191.9	$3,849.6		$95.4	$(2,056.3)		$16,378.6

Depreciation and Amortization	$1,033.0		$657.8	$23.7	$226.8		$—	$(43.7)	(d)	$1,897.6
Interest and Investment Income	3.4		11.4	—	4.7		7.3	(19.4)		7.4
Carrying Costs Income	6.7		26.5	—	—		—	—		33.2
Interest Expense	525.5		279.9	23.5	45.3		25.5	(31.7)	(d)	868.0
Income Tax Expense	433.5		211.1	62.9	179.3		15.8	—		902.6

Income from Continuing Operations	$711.8		$354.6	$150.8	$367.4		$5.9	$—		$1,590.5
Income from Discontinued Operations, Net of Tax	—		—	—	—		47.5	—		47.5
Net Income	$711.8		$354.6	$150.8	$367.4		$53.4	$—		$1,638.0

Gross Property Additions	$2,054.7		$1,037.7	$948.3	$164.9		$17.2	$(28.0)		$4,194.8

Total Property, Plant and Equipment	$39,402.4		$13,023.8	$2,714.2	$8,394.3		$342.7	$(271.5)	(d)	$63,605.9
Accumulated Depreciation and Amortization	12,772.8		3,480.7	24.5	3,602.9		188.1	(98.2)	(d)	19,970.8
Total Property, Plant and Equipment – Net	$26,629.6		$9,543.1	$2,689.7	$4,791.4		$154.6	$(173.3)	(d)	$43,635.1

Assets from Discontinued Operations	$—		$—	$—	$—		$624.9	$—		$624.9
Total Assets	33,705.1		14,463.4	3,570.0	6,326.2		21,826.5	(20,346.6)	(d) (e)	59,544.6

Investments in Equity Method Investees	26.2		1.1	548.0	0.1		73.0	—		648.4

Long-term Debt Due Within One Year:
Affiliated	$111.0		$—	$—	$86.0		$—	$(197.0)		$—
Non-Affiliated	1,352.4		405.2	—	740.0		2.8	—		2,500.4

Long-term Debt:
Affiliated	20.0		—	—	32.2		—	(52.2)		—
Non-Affiliated	8,589.2		5,224.2	1,147.5	214.8		836.3	—		16,012.0

Total Long-term Debt	$10,072.6		$5,629.4	$1,147.5	$1,073.0		$839.1	$(249.2)		$18,512.4

Liabilities from Discontinued Operations	$—		$—	$—	$—		$434.8	$—		$434.8	(f)

	Vertically Integrated Utilities	Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing	Corporate and Other(a)	Reconciling Adjustments		Consolidated
	(in millions)
2013
Revenues from:
External Customers	$9,346.6	$4,279.1	$26.8	$1,208.0	$32.5	$(79.5)	(c)	$14,813.5
Other Operating Segments	645.9	199.3	50.9	2,457.2	56.3	(3,409.6)		—
Total Revenues	$9,992.5	$4,478.4	$77.7	$3,665.2	$88.8	$(3,489.1)		$14,813.5

Asset Impairments and Other Related Charges	$72.1	$—	$—	$154.3	$—	$—		$226.4
Depreciation and Amortization	941.5	591.3	10.1	236.1	0.3	(66.8)	(d)	1,712.5
Interest and Investment Income	7.2	1.6	—	2.1	68.8	(21.8)		57.9
Carrying Costs Income	13.8	16.3	0.1	—	—	—		30.2
Interest Expense	540.1	291.0	10.0	55.5	26.9	(33.5)	(d)	890.0
Income Tax Expense (Credit)	398.1	198.3	29.0	112.2	(59.9)	—		677.7

Income from Continuing Operations	$681.7	$357.8	$79.4	$227.9	$127.1	$—		$1,473.9
Income from Discontinued Operations, Net of Tax	—	—	—	—	10.3	—		10.3
Net Income	$681.7	$357.8	$79.4	$227.9	$137.4	$—		$1,484.2

Gross Property Additions	$1,822.0	$870.9	$842.6	$185.2	$9.1	$(81.4)		$3,648.4
Total Assets	32,745.5	14,127.3	2,241.5	6,424.0	20,312.9	(19,530.2)	(d) (e)	56,321.0

(a)
Corporate and Other primarily includes the purchasing of receivables from certain AEP utility subsidiaries. This segment also includes Parent’s guarantee revenue received from affiliates, investment income, interest income, interest expense and discontinued operations of AEPRO and other nonallocated costs.

(b)
Includes the impact of the corporate separation of OPCo’s generation assets and liabilities that took effect December 31, 2013, as well as the impact of the termination of the Interconnection Agreement effective January 1, 2014.

(c)	Reconciling Adjustments for External Customers primarily include eliminations as a result of corporate separation in Ohio.

(d)	Includes eliminations due to an intercompany capital lease.

(e)
Reconciling Adjustments for Total Assets primarily include the elimination of intercompany advances to affiliates and intercompany accounts receivable along with the elimination of AEP’s investments in subsidiary companies.

(f)	Amount includes debt related to AEPRO. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.

Registrant Subsidiaries’ Reportable Segments

The Registrant Subsidiaries each have one reportable segment, an integrated electricity generation, transmission and distribution business, except OPCo, an electricity transmission and distribution business starting in 2014.  The Registrant Subsidiaries’ other activities are insignificant.  The Registrant Subsidiaries’ operations are managed on an integrated basis because of the substantial impact of cost-based rates and regulatory oversight on the business process, cost structures and operating results.

Public Service Co Of Oklahoma [Member]
Business Segments
BUSINESS SEGMENTS

The disclosures in this note apply to all Registrants unless indicated otherwise.

AEP’s Reportable Segments

AEP’s primary business is the generation, transmission and distribution of electricity.  Within its Vertically Integrated Utilities segment, AEP centrally dispatches generation assets and manage its overall utility operations on an integrated basis because of the substantial impact of cost-based rates and regulatory oversight.  Intersegment sales and transfers are generally based on underlying contractual arrangements and agreements.

AEP’s reportable segments and their related business activities are outlined below:

Vertically Integrated Utilities

•	Generation, transmission and distribution of electricity for sale to retail and wholesale customers through assets owned and operated by AEGCo, APCo, I&M, KGPCo, KPCo, PSO, SWEPCo and WPCo.

Transmission and Distribution Utilities

•	Transmission and distribution of electricity for sale to retail and wholesale customers through assets owned and operated by OPCo, TCC and TNC.

•	OPCo purchases energy and capacity to serve SSO customers and provides transmission and distribution services for all connected load.

AEP Transmission Holdco

•
Development, construction and operation of transmission facilities through investments in AEP’s wholly-owned transmission only subsidiaries and transmission only joint ventures. These investments have PUCT-approved or FERC-approved returns on equity.

Generation & Marketing

•	Nonregulated generation in ERCOT and PJM.

•	Marketing, risk management and retail activities in ERCOT, PJM, SPP and MISO.

The remainder of AEP’s activities are presented as Corporate and Other. While not considered a reportable segment, Corporate and Other primarily includes the purchasing of receivables from certain AEP utility subsidiaries, Parent’s guarantee revenue received from affiliates, investment income, interest income and interest expense and other nonallocated costs. With the sale of AEPRO in November 2015, the activities related to the AEP River Operations segment have been moved to Corporate and Other for the periods presented. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.

The tables below present AEP’s reportable segment income statement information for the years ended December 31, 2015, 2014 and 2013 and reportable segment balance sheet information as of December 31, 2015 and 2014.  These amounts include certain estimates and allocations where necessary.

	Vertically Integrated Utilities	Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing	Corporate and Other(a)	Reconciling Adjustments		Consolidated
	(in millions)
2015
Revenues from:
External Customers	$9,069.9	$4,392.0	$100.6	$2,866.7	$24.0	$—		$16,453.2
Other Operating Segments	102.3	164.6	228.6	546.0	75.0	(1,116.5)		—
Total Revenues	$9,172.2	$4,556.6	$329.2	$3,412.7	$99.0	$(1,116.5)		$16,453.2

Depreciation and Amortization	$1,062.6	$686.2	$43.0	$201.4	$1.0	$15.5	(d)	2,009.7
Interest and Investment Income	4.6	6.1	0.2	2.8	9.5	(15.3)		7.9
Carrying Costs Income	11.8	11.8	(0.2)	—	—	0.1		23.5
Interest Expense	517.4	275.8	37.2	40.0	30.7	(27.2)	(d)	873.9
Income Tax Expense (Credit)	449.3	185.5	91.3	194.6	(1.1)	—		919.6

Income (Loss) from Continuing Operations	$900.2	$351.7	$192.7	$366.0	$(42.0)	$—		1,768.6
Income from Discontinued Operations, Net of Tax	—	—	—	—	283.7	—		283.7
Net Income	$900.2	$351.7	$192.7	$366.0	$241.7	$—		$2,052.3

Gross Property Additions	$2,222.3	$1,048.3	$1,121.3	$134.3	$4.9	$(17.8)		$4,513.3

Total Property, Plant and Equipment	$40,130.3	$13,840.5	$3,977.6	$7,461.3	$350.9	$(279.2)	(d)	$65,481.4
Accumulated Depreciation and Amortization	12,335.0	3,529.2	52.3	3,367.0	176.9	(112.2)	(d)	19,348.2
Total Property, Plant and Equipment – Net	$27,795.3	$10,311.3	$3,925.3	$4,094.3	$174.0	$(167.0)	(d)	$46,133.2

Total Assets	$35,792.3	$14,640.2	$5,012.1	$5,414.5	$21,907.4	$(21,083.4)	(d) (e)	$61,683.1

Investments in Equity Method Investees	31.9	0.9	630.8	0.1	56.8	—		720.5

Long-term Debt Due Within One Year:
Affiliated	$—	$—	$—	$—	$—	$—		$—
Non-Affiliated	935.4	824.7	—	71.6	0.1	—		1,831.8

Long-term Debt:
Affiliated	20.0	—	—	32.2	—	(52.2)		—
Non-Affiliated	9,833.0	4,776.8	1,648.4	639.5	843.2	—		17,740.9

Total Long-term Debt	$10,788.4	$5,601.5	$1,648.4	$743.3	$843.3	$(52.2)		$19,572.7

	Vertically Integrated Utilities		Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing		Corporate and Other(a)	Reconciling Adjustments		Consolidated
	(in millions)
2014
Revenues from:
External Customers	$9,396.8	(b)	$4,552.6	$73.9	$2,384.3	(b)	$22.2	$(51.2)	(c)	$16,378.6
Other Operating Segments	87.6	(b)	261.0	118.0	1,465.3	(b)	73.2	(2,005.1)		—
Total Revenues	$9,484.4		$4,813.6	$191.9	$3,849.6		$95.4	$(2,056.3)		$16,378.6

Depreciation and Amortization	$1,033.0		$657.8	$23.7	$226.8		$—	$(43.7)	(d)	$1,897.6
Interest and Investment Income	3.4		11.4	—	4.7		7.3	(19.4)		7.4
Carrying Costs Income	6.7		26.5	—	—		—	—		33.2
Interest Expense	525.5		279.9	23.5	45.3		25.5	(31.7)	(d)	868.0
Income Tax Expense	433.5		211.1	62.9	179.3		15.8	—		902.6

Income from Continuing Operations	$711.8		$354.6	$150.8	$367.4		$5.9	$—		$1,590.5
Income from Discontinued Operations, Net of Tax	—		—	—	—		47.5	—		47.5
Net Income	$711.8		$354.6	$150.8	$367.4		$53.4	$—		$1,638.0

Gross Property Additions	$2,054.7		$1,037.7	$948.3	$164.9		$17.2	$(28.0)		$4,194.8

Total Property, Plant and Equipment	$39,402.4		$13,023.8	$2,714.2	$8,394.3		$342.7	$(271.5)	(d)	$63,605.9
Accumulated Depreciation and Amortization	12,772.8		3,480.7	24.5	3,602.9		188.1	(98.2)	(d)	19,970.8
Total Property, Plant and Equipment – Net	$26,629.6		$9,543.1	$2,689.7	$4,791.4		$154.6	$(173.3)	(d)	$43,635.1

Assets from Discontinued Operations	$—		$—	$—	$—		$624.9	$—		$624.9
Total Assets	33,705.1		14,463.4	3,570.0	6,326.2		21,826.5	(20,346.6)	(d) (e)	59,544.6

Investments in Equity Method Investees	26.2		1.1	548.0	0.1		73.0	—		648.4

Long-term Debt Due Within One Year:
Affiliated	$111.0		$—	$—	$86.0		$—	$(197.0)		$—
Non-Affiliated	1,352.4		405.2	—	740.0		2.8	—		2,500.4

Long-term Debt:
Affiliated	20.0		—	—	32.2		—	(52.2)		—
Non-Affiliated	8,589.2		5,224.2	1,147.5	214.8		836.3	—		16,012.0

Total Long-term Debt	$10,072.6		$5,629.4	$1,147.5	$1,073.0		$839.1	$(249.2)		$18,512.4

Liabilities from Discontinued Operations	$—		$—	$—	$—		$434.8	$—		$434.8	(f)

	Vertically Integrated Utilities	Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing	Corporate and Other(a)	Reconciling Adjustments		Consolidated
	(in millions)
2013
Revenues from:
External Customers	$9,346.6	$4,279.1	$26.8	$1,208.0	$32.5	$(79.5)	(c)	$14,813.5
Other Operating Segments	645.9	199.3	50.9	2,457.2	56.3	(3,409.6)		—
Total Revenues	$9,992.5	$4,478.4	$77.7	$3,665.2	$88.8	$(3,489.1)		$14,813.5

Asset Impairments and Other Related Charges	$72.1	$—	$—	$154.3	$—	$—		$226.4
Depreciation and Amortization	941.5	591.3	10.1	236.1	0.3	(66.8)	(d)	1,712.5
Interest and Investment Income	7.2	1.6	—	2.1	68.8	(21.8)		57.9
Carrying Costs Income	13.8	16.3	0.1	—	—	—		30.2
Interest Expense	540.1	291.0	10.0	55.5	26.9	(33.5)	(d)	890.0
Income Tax Expense (Credit)	398.1	198.3	29.0	112.2	(59.9)	—		677.7

Income from Continuing Operations	$681.7	$357.8	$79.4	$227.9	$127.1	$—		$1,473.9
Income from Discontinued Operations, Net of Tax	—	—	—	—	10.3	—		10.3
Net Income	$681.7	$357.8	$79.4	$227.9	$137.4	$—		$1,484.2

Gross Property Additions	$1,822.0	$870.9	$842.6	$185.2	$9.1	$(81.4)		$3,648.4
Total Assets	32,745.5	14,127.3	2,241.5	6,424.0	20,312.9	(19,530.2)	(d) (e)	56,321.0

(a)
Corporate and Other primarily includes the purchasing of receivables from certain AEP utility subsidiaries. This segment also includes Parent’s guarantee revenue received from affiliates, investment income, interest income, interest expense and discontinued operations of AEPRO and other nonallocated costs.

(b)
Includes the impact of the corporate separation of OPCo’s generation assets and liabilities that took effect December 31, 2013, as well as the impact of the termination of the Interconnection Agreement effective January 1, 2014.

(c)	Reconciling Adjustments for External Customers primarily include eliminations as a result of corporate separation in Ohio.

(d)	Includes eliminations due to an intercompany capital lease.

(e)
Reconciling Adjustments for Total Assets primarily include the elimination of intercompany advances to affiliates and intercompany accounts receivable along with the elimination of AEP’s investments in subsidiary companies.

(f)	Amount includes debt related to AEPRO. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.

Registrant Subsidiaries’ Reportable Segments

The Registrant Subsidiaries each have one reportable segment, an integrated electricity generation, transmission and distribution business, except OPCo, an electricity transmission and distribution business starting in 2014.  The Registrant Subsidiaries’ other activities are insignificant.  The Registrant Subsidiaries’ operations are managed on an integrated basis because of the substantial impact of cost-based rates and regulatory oversight on the business process, cost structures and operating results.

Southwestern Electric Power Co [Member]
Business Segments
BUSINESS SEGMENTS

The disclosures in this note apply to all Registrants unless indicated otherwise.

AEP’s Reportable Segments

AEP’s primary business is the generation, transmission and distribution of electricity.  Within its Vertically Integrated Utilities segment, AEP centrally dispatches generation assets and manage its overall utility operations on an integrated basis because of the substantial impact of cost-based rates and regulatory oversight.  Intersegment sales and transfers are generally based on underlying contractual arrangements and agreements.

AEP’s reportable segments and their related business activities are outlined below:

Vertically Integrated Utilities

•	Generation, transmission and distribution of electricity for sale to retail and wholesale customers through assets owned and operated by AEGCo, APCo, I&M, KGPCo, KPCo, PSO, SWEPCo and WPCo.

Transmission and Distribution Utilities

•	Transmission and distribution of electricity for sale to retail and wholesale customers through assets owned and operated by OPCo, TCC and TNC.

•	OPCo purchases energy and capacity to serve SSO customers and provides transmission and distribution services for all connected load.

AEP Transmission Holdco

•
Development, construction and operation of transmission facilities through investments in AEP’s wholly-owned transmission only subsidiaries and transmission only joint ventures. These investments have PUCT-approved or FERC-approved returns on equity.

Generation & Marketing

•	Nonregulated generation in ERCOT and PJM.

•	Marketing, risk management and retail activities in ERCOT, PJM, SPP and MISO.

The remainder of AEP’s activities are presented as Corporate and Other. While not considered a reportable segment, Corporate and Other primarily includes the purchasing of receivables from certain AEP utility subsidiaries, Parent’s guarantee revenue received from affiliates, investment income, interest income and interest expense and other nonallocated costs. With the sale of AEPRO in November 2015, the activities related to the AEP River Operations segment have been moved to Corporate and Other for the periods presented. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.

The tables below present AEP’s reportable segment income statement information for the years ended December 31, 2015, 2014 and 2013 and reportable segment balance sheet information as of December 31, 2015 and 2014.  These amounts include certain estimates and allocations where necessary.

	Vertically Integrated Utilities	Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing	Corporate and Other(a)	Reconciling Adjustments		Consolidated
	(in millions)
2015
Revenues from:
External Customers	$9,069.9	$4,392.0	$100.6	$2,866.7	$24.0	$—		$16,453.2
Other Operating Segments	102.3	164.6	228.6	546.0	75.0	(1,116.5)		—
Total Revenues	$9,172.2	$4,556.6	$329.2	$3,412.7	$99.0	$(1,116.5)		$16,453.2

Depreciation and Amortization	$1,062.6	$686.2	$43.0	$201.4	$1.0	$15.5	(d)	2,009.7
Interest and Investment Income	4.6	6.1	0.2	2.8	9.5	(15.3)		7.9
Carrying Costs Income	11.8	11.8	(0.2)	—	—	0.1		23.5
Interest Expense	517.4	275.8	37.2	40.0	30.7	(27.2)	(d)	873.9
Income Tax Expense (Credit)	449.3	185.5	91.3	194.6	(1.1)	—		919.6

Income (Loss) from Continuing Operations	$900.2	$351.7	$192.7	$366.0	$(42.0)	$—		1,768.6
Income from Discontinued Operations, Net of Tax	—	—	—	—	283.7	—		283.7
Net Income	$900.2	$351.7	$192.7	$366.0	$241.7	$—		$2,052.3

Gross Property Additions	$2,222.3	$1,048.3	$1,121.3	$134.3	$4.9	$(17.8)		$4,513.3

Total Property, Plant and Equipment	$40,130.3	$13,840.5	$3,977.6	$7,461.3	$350.9	$(279.2)	(d)	$65,481.4
Accumulated Depreciation and Amortization	12,335.0	3,529.2	52.3	3,367.0	176.9	(112.2)	(d)	19,348.2
Total Property, Plant and Equipment – Net	$27,795.3	$10,311.3	$3,925.3	$4,094.3	$174.0	$(167.0)	(d)	$46,133.2

Total Assets	$35,792.3	$14,640.2	$5,012.1	$5,414.5	$21,907.4	$(21,083.4)	(d) (e)	$61,683.1

Investments in Equity Method Investees	31.9	0.9	630.8	0.1	56.8	—		720.5

Long-term Debt Due Within One Year:
Affiliated	$—	$—	$—	$—	$—	$—		$—
Non-Affiliated	935.4	824.7	—	71.6	0.1	—		1,831.8

Long-term Debt:
Affiliated	20.0	—	—	32.2	—	(52.2)		—
Non-Affiliated	9,833.0	4,776.8	1,648.4	639.5	843.2	—		17,740.9

Total Long-term Debt	$10,788.4	$5,601.5	$1,648.4	$743.3	$843.3	$(52.2)		$19,572.7

	Vertically Integrated Utilities		Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing		Corporate and Other(a)	Reconciling Adjustments		Consolidated
	(in millions)
2014
Revenues from:
External Customers	$9,396.8	(b)	$4,552.6	$73.9	$2,384.3	(b)	$22.2	$(51.2)	(c)	$16,378.6
Other Operating Segments	87.6	(b)	261.0	118.0	1,465.3	(b)	73.2	(2,005.1)		—
Total Revenues	$9,484.4		$4,813.6	$191.9	$3,849.6		$95.4	$(2,056.3)		$16,378.6

Depreciation and Amortization	$1,033.0		$657.8	$23.7	$226.8		$—	$(43.7)	(d)	$1,897.6
Interest and Investment Income	3.4		11.4	—	4.7		7.3	(19.4)		7.4
Carrying Costs Income	6.7		26.5	—	—		—	—		33.2
Interest Expense	525.5		279.9	23.5	45.3		25.5	(31.7)	(d)	868.0
Income Tax Expense	433.5		211.1	62.9	179.3		15.8	—		902.6

Income from Continuing Operations	$711.8		$354.6	$150.8	$367.4		$5.9	$—		$1,590.5
Income from Discontinued Operations, Net of Tax	—		—	—	—		47.5	—		47.5
Net Income	$711.8		$354.6	$150.8	$367.4		$53.4	$—		$1,638.0

Gross Property Additions	$2,054.7		$1,037.7	$948.3	$164.9		$17.2	$(28.0)		$4,194.8

Total Property, Plant and Equipment	$39,402.4		$13,023.8	$2,714.2	$8,394.3		$342.7	$(271.5)	(d)	$63,605.9
Accumulated Depreciation and Amortization	12,772.8		3,480.7	24.5	3,602.9		188.1	(98.2)	(d)	19,970.8
Total Property, Plant and Equipment – Net	$26,629.6		$9,543.1	$2,689.7	$4,791.4		$154.6	$(173.3)	(d)	$43,635.1

Assets from Discontinued Operations	$—		$—	$—	$—		$624.9	$—		$624.9
Total Assets	33,705.1		14,463.4	3,570.0	6,326.2		21,826.5	(20,346.6)	(d) (e)	59,544.6

Investments in Equity Method Investees	26.2		1.1	548.0	0.1		73.0	—		648.4

Long-term Debt Due Within One Year:
Affiliated	$111.0		$—	$—	$86.0		$—	$(197.0)		$—
Non-Affiliated	1,352.4		405.2	—	740.0		2.8	—		2,500.4

Long-term Debt:
Affiliated	20.0		—	—	32.2		—	(52.2)		—
Non-Affiliated	8,589.2		5,224.2	1,147.5	214.8		836.3	—		16,012.0

Total Long-term Debt	$10,072.6		$5,629.4	$1,147.5	$1,073.0		$839.1	$(249.2)		$18,512.4

Liabilities from Discontinued Operations	$—		$—	$—	$—		$434.8	$—		$434.8	(f)

	Vertically Integrated Utilities	Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing	Corporate and Other(a)	Reconciling Adjustments		Consolidated
	(in millions)
2013
Revenues from:
External Customers	$9,346.6	$4,279.1	$26.8	$1,208.0	$32.5	$(79.5)	(c)	$14,813.5
Other Operating Segments	645.9	199.3	50.9	2,457.2	56.3	(3,409.6)		—
Total Revenues	$9,992.5	$4,478.4	$77.7	$3,665.2	$88.8	$(3,489.1)		$14,813.5

Asset Impairments and Other Related Charges	$72.1	$—	$—	$154.3	$—	$—		$226.4
Depreciation and Amortization	941.5	591.3	10.1	236.1	0.3	(66.8)	(d)	1,712.5
Interest and Investment Income	7.2	1.6	—	2.1	68.8	(21.8)		57.9
Carrying Costs Income	13.8	16.3	0.1	—	—	—		30.2
Interest Expense	540.1	291.0	10.0	55.5	26.9	(33.5)	(d)	890.0
Income Tax Expense (Credit)	398.1	198.3	29.0	112.2	(59.9)	—		677.7

Income from Continuing Operations	$681.7	$357.8	$79.4	$227.9	$127.1	$—		$1,473.9
Income from Discontinued Operations, Net of Tax	—	—	—	—	10.3	—		10.3
Net Income	$681.7	$357.8	$79.4	$227.9	$137.4	$—		$1,484.2

Gross Property Additions	$1,822.0	$870.9	$842.6	$185.2	$9.1	$(81.4)		$3,648.4
Total Assets	32,745.5	14,127.3	2,241.5	6,424.0	20,312.9	(19,530.2)	(d) (e)	56,321.0

(a)
Corporate and Other primarily includes the purchasing of receivables from certain AEP utility subsidiaries. This segment also includes Parent’s guarantee revenue received from affiliates, investment income, interest income, interest expense and discontinued operations of AEPRO and other nonallocated costs.

(b)
Includes the impact of the corporate separation of OPCo’s generation assets and liabilities that took effect December 31, 2013, as well as the impact of the termination of the Interconnection Agreement effective January 1, 2014.

(c)	Reconciling Adjustments for External Customers primarily include eliminations as a result of corporate separation in Ohio.

(d)	Includes eliminations due to an intercompany capital lease.

(e)
Reconciling Adjustments for Total Assets primarily include the elimination of intercompany advances to affiliates and intercompany accounts receivable along with the elimination of AEP’s investments in subsidiary companies.

(f)	Amount includes debt related to AEPRO. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.

Registrant Subsidiaries’ Reportable Segments

The Registrant Subsidiaries each have one reportable segment, an integrated electricity generation, transmission and distribution business, except OPCo, an electricity transmission and distribution business starting in 2014.  The Registrant Subsidiaries’ other activities are insignificant.  The Registrant Subsidiaries’ operations are managed on an integrated basis because of the substantial impact of cost-based rates and regulatory oversight on the business process, cost structures and operating results.